Revenue from contracts with customers - Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other Assets Customer deferred acquisition costs	R$ 200,179	R$ 227,799
Net revenue from transaction activities and other services Membership fees	228,403	124,811
Billing in membership fees	166,245	286,266
Net revenue from transaction activities and other services Business fees	R$ 46,827	54,106	R$ 113,897
Transaction Activities And Other Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Social security levied on gross revenue	4.50%
Gross carrying amount [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets		227,799
Accumulated impairment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	R$ 13,605	R$ 5,830	R$ 25,895